NOTES PAYABLE (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Total debt	$ 229,844	$ 822,021
Total short term debt	229,844	767,071
Total long term debt	0	54,950
Note Payable 1
Total debt	0	500,000
Note Payable 2
Total debt	57,181	67,334
Note Payable 3
Total debt	165,162	254,687
Note Payable 4
Total debt	$ 7,501	$ 0